Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Trade And Other Payables [Abstract]
Summary of Trade and Other Payables
	As at March 31
Particulars	2018	2019
Other trade payables	74,814	69,204
Accrued expenses	43,012	41,766
Advance from customers*	57,816	—
Total	175,642	110,970